Tax matters - Deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 23,210	€ 21,264	€ 22,045	€ 22,164
Tax liabilities	4,837	5,694	5,565	4,527
Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	11,046	9,649	8,887
Other
Detail of deferred tax assets and liabilities
Deferred tax assets	12,164	11,615	13,158
Spain
Detail of deferred tax assets and liabilities
Deferred tax assets	10,494
Spain | Banco Popular Espanol, S.A.
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 3,340
Spain | Monetizable
Detail of deferred tax assets and liabilities
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
Italy | Monetizable
Detail of deferred tax assets and liabilities
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
Brazil
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 5,591
United States
Detail of deferred tax assets and liabilities
Deferred tax assets	1,205
Tax losses and tax credits
Detail of deferred tax assets and liabilities
Deferred tax assets	4,457	4,934	4,808	5,650
Tax losses and tax credits | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	4,457	4,934	4,808
Tax losses and tax credits | Spain
Detail of deferred tax assets and liabilities
Deferred tax assets	3,104
Tax losses and tax credits | Brazil
Detail of deferred tax assets and liabilities
Deferred tax assets	375
Tax losses and tax credits | United States
Detail of deferred tax assets and liabilities
Deferred tax assets	895
Temporary differences
Detail of deferred tax assets and liabilities
Deferred tax assets	18,753	16,330	17,237	16,514
Tax liabilities	4,837	5,694	5,565	4,527
Temporary differences | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	11,046	9,649	8,887	€ 8,444
Temporary differences | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 7,707	6,681	8,351
Temporary differences | Spain
Detail of deferred tax assets and liabilities
Deferred tax asset recovery period	15 years
Temporary differences | Spain | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 5,874
Temporary differences | Spain | Monetizable | Banco Popular Espanol, S.A.
Detail of deferred tax assets and liabilities
Deferred tax assets	2,036
Portion already submitted for conversion	486
Temporary differences | Spain | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 1,516
Temporary differences | Brazil
Detail of deferred tax assets and liabilities
Deferred tax asset recovery period	10 years
Temporary differences | Brazil | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 2,939
Temporary differences | Brazil | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	2,277
Temporary differences | United States
Detail of deferred tax assets and liabilities
Deferred tax assets	310
Temporary differences | Mexico
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 480
Deferred tax asset recovery period	3 years
Non-deductible provisions | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 2,336	1,645	1,631
Valuation of financial instruments
Detail of deferred tax assets and liabilities
Tax liabilities	1,207	1,105	896
Valuation of financial instruments | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	530	1,042	2,231
Loan losses | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	7,461	6,082	5,330
Loan losses | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	1,159	940	827
Pensions | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	3,585	3,567	3,557
Pensions | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	723	641	475
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Tax liabilities	1,256	1,916	1,727
Valuation of tangible and intangible assets | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	1,077	537	686
Investments in Group companies
Detail of deferred tax assets and liabilities
Tax liabilities	€ 808	€ 1,265	€ 1,249